Held for sale (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Assets and Liabilities
The held for sale asset in 2019 is the 25% holding in Penguin Random House following announcement of the sale in December 2019. Held for sale assets and liabilities in 2018 related to the US K12 Courseware business prior to disposal in 2019.

	2019	2018
All figures in £ millions	Total	Total
Non-current assets
Intangible assets	—	168
Investments in joint ventures and associates	397	—
Deferred income tax assets	—	98
Trade and other receivables	—	25

	397	291

Current assets
Intangible assets – pre-publication	—	242
Inventories	—	55
Trade and other receivables	—	60

	—	357

Assets classified as held for sale	397	648

Non-current liabilities
Other liabilities	—	(371)

	—	(371)

Current liabilities
Trade and other liabilities	—	(202)

	—	(202)

Liabilities classified as held for sale	—	(573)

Net assets classified as held for sale	397	75